Debt - Notes (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 20, 2019	Mar. 31, 2019	Feb. 28, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013	Dec. 31, 2017	May 31, 2017
Debt Instrument [Line Items]
Current tax liability associated with recapitalization				$ 5,870,000		$ 5,870,000
Indemnification asset associated with recapitalization						5,870,000
Note payable issued						2,000,000
Repayment of loan				984,480	$ 151,916,121	194,071,757	$ 24,830,307
Gain (loss) on extinguishment of debt							800,000
Debt balance outstanding						403,475,185
Base rate
Debt Instrument [Line Items]
Rate margin		2.50%
LIBOR
Debt Instrument [Line Items]
Rate margin		3.50%
New Promissory Note
Debt Instrument [Line Items]
Face amount						0
Debt balance outstanding				$ 143,500,000		$ 143,500,000
New Promissory Note | Period starting on the closing date and ending on the seventh anniversary
Debt Instrument [Line Items]
Debt Interest rate	12.00%			12.00%
Interest rate payable in cash	6.00%			6.00%
Interest rate payable in kind	6.00%			6.00%
New Promissory Note | Period starting on the day after the seventh anniversary of the closing date and ending on the maturity date
Debt Instrument [Line Items]
Debt Interest rate	15.00%
New Promissory Note | Period Starting On Closing Date And Ending On Third Anniversary [Member]
Debt Instrument [Line Items]
Make-whole premium, as a percent				10.00%		10.00%
New Promissory Note | Period Starting On Third Anniversary And Ending Prior To Fourth Anniversary [Member]
Debt Instrument [Line Items]
Make-whole premium, as a percent				5.00%		5.00%
New Promissory Note | Twelve-month LIBOR
Debt Instrument [Line Items]
Rate margin	12.00%
New Promissory Note | Adapt Health Holdings LLC
Debt Instrument [Line Items]
Note payable issued								$ 5,500,000
Repayment of loan			$ 4,700,000
Gain (loss) on extinguishment of debt			$ 800,000
Promissory Note With Investor [Member]
Debt Instrument [Line Items]
Face amount	$ 100,000,000	$ 100,000,000			100,000,000
Promissory Note From Members Interest [Member]
Debt Instrument [Line Items]
Face amount		$ 43,500,000			$ 43,500,000
Amount of shares converted	$ 43,500,000
Seller note (see Note 3)
Debt Instrument [Line Items]
Debt balance outstanding						$ 1,666,667
Other
Debt Instrument [Line Items]
Debt balance outstanding						$ 58,518	171,942
Term Loan Promissory Note Issued May 2017 [Member]
Debt Instrument [Line Items]
Face amount										$ 7,000,000
Gain (loss) on extinguishment of debt							$ 634,038
Debt balance outstanding									$ 5,979,167